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New England Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700

                                                        May 4, 2007

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

     Re: New England Variable Life Separate Account
         File No. 333-46401 (Enterprise Executive Advantage)
         Rule 497(j) Certification
         ___________________________________________________

Commissioners:

   On behalf of New England Life Insurance Company (the "Company") and New England Variable Life Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus, Supplements and Statement of Additional Information ("SAI") being used for Enterprise Executive Advantage variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus, Supplements and the SAI for that product contained in the Post-Effective Amendment No. 12 for the Account filed electronically with the Commission on April 20, 2007.

   If you have any questions, please contact me at (617) 578-2052.

                                                  Sincerely,

                                                  /s/ Daniel P. Bulger
                                                  -----------------------------
                                                  Daniel P. Bulger